UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 1999


Check here if Amendment [X]; Amendment Number:  4
This Amendment (Check only one.):       [_] is a restatement.
                                        [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 6/30/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck II
Title:    Managing Member
Phone:    (203)661-7022

Signature, Place, and Date of Signing:

        /s/ James E. Buck II           Greewich, Connecticut     August 22, 2000
----------------------------------     ---------------------     ---------------
           [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
                                                   -------

Form 13F Information Table Entry Total:               4
                                                   -------

Form 13F Information Table Value Total:            $12,647
                                                   -------
                                                 (thousands)


List of Other Included Managers:

None

    MILTON ARBITRAGE PARTNERS, LLC FORM 13F INFORMATION TABLE 6/30/99 PUBLIC
                            (AMENDED AS OF 8/15/00)

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    ---------  -------- ------- --- ----  -------- --------  ------  ------   ----
BANK NORTH GROUP DEL               COMMON           06646l100     1,815  55,000 SH         SOLE               55000    0        0
CADIZ INC                          COMMON           127537108     2,029 215,000 SH         SOLE              215000    0        0
MEDIA ONE GROUP INC                COMMON           58440J104     8,707 117,071 SH         SOLE              117071    0        0
TODAY'S MAN INC                    COMMON           888910205        96  85,452 SH         SOLE               85452    0        0